Warrant liabilities, Impact of Change in Functional Currency (Q1) (Details)					3 Months Ended		12 Months Ended
	Oct. 29, 2024 USD ($)	Oct. 08, 2024 USD ($)	Aug. 01, 2024 USD ($) shares	Nov. 04, 2022 USD ($) shares	Oct. 31, 2024 USD ($) shares	Oct. 31, 2023 USD ($)	Jul. 31, 2024 USD ($) shares	Oct. 31, 2024 $ / shares	Oct. 29, 2024 $ / shares shares	Oct. 08, 2024 $ / shares shares	Sep. 22, 2023 $ / shares	Aug. 22, 2023 $ / shares	Aug. 04, 2023 $ / shares	Jul. 31, 2023 USD ($)
Warrants and Rights Note Disclosure [Abstract]
Warrants outstanding (in shares) | shares			707,350		7,381,668		8,689,018
Warrant Issued (in shares) | shares				7,981,668
Derivative liabilities carrying amount			$ 1,382,096	$ 1,836,666	$ 2,321,350		$ 919,250							$ 0
Fair value of the warrant liabilities			454,571		488,132	$ 0
Warrants exercisable | shares									600,000	73,393
Fair value of warrants exercised	$ 303,492		$ 141,096
Conversion of warrants issued		$ 7,500
Exercise price of warrant (in dollars per share) | $ / shares								$ 1.03	$ 0.2	$ 1.03	$ 0.2	$ 0.2	$ 0.2
Warrants exercisable period		2 years
Change in fair value of warrant liabilities					$ (488,132)	$ 0
Warrants expected remaining life		2 years			1 year 10 months 17 days		8 months 12 days
Warrant Liabilities [Member]
Warrants and Rights Note Disclosure [Abstract]
Fair value of warrants exercised					$ (303,492)
Change in fair value of warrant liabilities (exercised warrants)					162,396
Fair value of warrants liability					646,711		$ 0
Change in fair value of warrant liabilities					$ 325,736
Dividend Yield [Member]
Warrants and Rights Note Disclosure [Abstract]
Measurement input					0		0			0
Expected Volatility [Member]
Warrants and Rights Note Disclosure [Abstract]
Measurement input					1.10		1.05			0.925
Risk-free Interest Rate [Member]
Warrants and Rights Note Disclosure [Abstract]
Measurement input					0.0309		0.0349			0.0453